NON-CURRENT ASSETS HELD FOR SALE - Associated Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of noncurrent assets held-for-sale [line items]
Liabilities included in disposal groups classified as held for sale	$ 12,646	$ 52,090
Commercial accounts payable
Disclosure of noncurrent assets held-for-sale [line items]
Liabilities included in disposal groups classified as held for sale	$ 12,646	$ 52,090